ORGANIZATION (Details) ¥ in Thousands, $ in Thousands	2 Months Ended			12 Months Ended
	Mar. 15, 2024 CNY (¥)	Mar. 15, 2024 USD ($)	Mar. 14, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Amount transferred from PRC subsidiaries to the VIE by loans or by capital support	¥ 200	$ 22					¥ 11,100
Amount transferred from VIE to PRC subsidiaries	0	$ 0					600
Total assets				¥ 30,301,584		¥ 23,125,926		$ 4,324,905
Total liabilities				13,162,225		10,053,206		$ 1,878,628
Net loss				3,600,382	$ 513,877	2,955,709	2,844,037
Net cash provided by operating activities				6,091,062	869,371	4,229,272	2,900,425
Net cash used in investing activities				(7,786,503)	$ (1,111,358)	(3,209,806)	(3,447,099)
VIE
Variable Interest Entity [Line Items]
Total assets				0		0
Total liabilities				¥ 0		¥ 0
Net loss			¥ 145				9,233
Net cash provided by operating activities			¥ 12				0
Net cash used in investing activities	¥ 12						¥ 0